August 30, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Quaker Investment Trust (the “Trust”) Post-Effective Amendment Nos. 57/55 (File Nos. 033-38074, 811-6260)
Ladies and Gentlemen:
On behalf of the Quaker Investment Trust (the “Registrant”), please find submitted herewith for filing via EDGAR transmission Post-Effective Amendment Nos. 57/55 (the “Amendment”) to the Registrant’s registration statement on Form N-1A, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of the Amendment is to make certain changes to the Registrant’s Prospectus and SAI in compliance with the new Form N-1A summary prospectus requirements and make certain non-material changes to the Registration Statement. The amendment is scheduled to become effective automatically on October 28, 2010.
Please contact the undersigned or Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Best Regards,

Justin Brundage
Secretary

cc: T. Richards and J. Kopcsik (via email)
Enclosures